Goodwill and Intangible Assets - Schedule of Intangible Assets and Goodwill (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	R$ 1,016,556	R$ 961,000
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	753,502	753,502
Airport operating licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	82,196	82,196
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	180,858	125,302
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,193,155	1,092,973
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	753,502	753,502
Cost [member] | Airport operating licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	82,196	82,196
Cost [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	357,457	257,275
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	(176,599)	(131,973)
Accumulated amortization [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	R$ (176,599)	R$ (131,973)